Net interest income	12 Months Ended
Dec. 31, 2021
Net interest income [abstract]
Net interest income
20

Net interest income
Net interest income
in EUR million 2021 2020 2019 2021 2020 2019
Interest income on loans 13,914 15,624 19,028 Interest expense on deposits from banks 109 177 361
Interest income on financial assets at fair value through OCI 346 512 615 Interest expense on customer deposits 915 1,331 2,934
Interest income on debt securities at amortised cost 468 508 673 Interest expense on debt securities in issue 1,218 1,732 2,350
Interest income on non-trading derivatives (hedge accounting) 2,361 3,392 4,319 Interest expense on subordinated loans 571 612 660
Negative interest on liabilities 1,487 678 422 Negative interest on assets 572 353 349
Total interest

income using effective interest rate

method
18,577 20,715 25,056 Interest expense on non-trading derivatives (hedge accounting) 1,700 3,198 4,615
Total interest

expense using effective interest rate

method
5,085 7,402 11,268
Interest income on financial assets at fair value through profit or loss
435 658 1,897
Interest income on non-trading derivatives (no hedge accounting) 2,025 1,154 1,181
Interest expense on financial liabilities at fair value through profit or loss
304 514 1,695
Interest income other

14 32 30 Interest expense on non-trading derivatives (no hedge accounting) 1,605 1,029 1,311
Total other interest

income
2,474 1,843 3,107 Interest expense on lease liabilities 14 18 25
Total interest

income

21,051 22,559 28,163 Interest expense other 43 44 54
Total other interest

expense
1,966 1,605 3,084
Total interest

expense
7,051 9,007 14,353
Net interest income 14,000 13,552 13,811
Total

net interest income amounts to EUR
14,000

million (2020: EUR
13,552

million). Net interest income was
affected by reversing the hedge accounting impacts that are applied under EU ‘IAS 39 carve-out’ with an impact
of EUR + 385

million (2020: EUR
-52

million). The net increase, without the IAS 39 carve

out impact, is EUR
11
million.

Higher interest results were recorded on lending products (driven by a higher total lending margin).
These increases were offset by lower revenues on current accounts and savings, reflecting continued liability margin pressure.
Negative interest on liabilities in 2021, amounting to EUR 1,487 million (2020: EUR
678

million) includes ECB
funding rate benefit from the TLTRO III programme of EUR 808 million (2020: EUR
164

million). This amount
includes EUR 325

million of unconditional interest benefit and EUR
483

million of conditional interest benefit
which depends on meeting the lending growth targets (2020: the full amount of EUR
164

million represented
unconditional interest benefit).

As at 31 December 2020, ING Group did not have a reasonable expectation of meeting the lending growth
targets for the first special reference period (1 March 2020 to 31 March 2021), hence ING Group did not accrue for the conditional benefit and recognised unconditional interest benefit at -50 bps in 2020. In the first quarter of
2021, ING Group met the lending growth targets for the first special reference period (1 March 2020 to 31 March
2021) and therefore the interest rate applicable under TLTRO III during the period 24 June 2020 to 23 June 2021 changed from -50 bps to -100 bps. The effect of the revised interest rate has been recognised in the statement of profit or loss (net interest income) in 2021 including EUR 158 million related to the year 2020. Based on the
developments in the eligible asset base, ING met the lending growth targets for the second special reference
period (1 October 2020 to 31 December 2021), therefore the funding rate remains at -100 bps for the period 24
June 2021 – 23 June 2022.